The Luxfer Group Employee Share Ownership Plan (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning balance (in shares)	963,789	1,144,534
Shares utilized during the year	172,501	132,599
Shares transferred into ESOP during the year	386,614	107,660
Number of share options outstanding, ending balance (in shares)	1,182,315	963,789
Bank and other loans | $	$ 108,800,000	$ 121,000,000			$ 131,600,000
Par value per share (in GBP per share) | £ / shares			£ 0.50	£ 0.5		£ 0.5
Market value of options | $	$ 9.82	$ 9.39
Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in GBP per share) | £ / shares			0.0001
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in GBP per share) | £ / shares			£ 0.50	£ 0.50
Number of shares held by ESOP Trustees | Deferred shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning balance (in shares)	15,977,968,688
Shares utilized during the year	0
Shares transferred into ESOP during the year	0
Number of share options outstanding, ending balance (in shares)	15,977,968,688	15,977,968,688
Number of shares held by ESOP Trustees | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning balance (in shares)	55,816
Shares utilized during the year	(34,594)
Shares transferred into ESOP during the year	83,487
Number of share options outstanding, ending balance (in shares)	104,709	55,816
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bank and other loans | $	$ 2,600,000	$ 2,600,000
Market value of options | $	$ 15.80	$ 10.89